NONCONTROLLING INTEREST Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	$ 2,487,820	$ 1,909,395	$ 1,652,837
Comprehensive income	499,103	278,296	228,418
Less: Comprehensive income attributable to noncontrolling interests	51,168	40,109	34,880
Comprehensive income	550,271	318,405	263,298
Dividends and distributions	(182,803)	(173,147)
Issuance of additional PBFX common units		138,378
Grant of restricted shares	1,038	743
Exercise of PBF LLC options and warrants, net	(598)	886
Stock-based compensation	26,848	22,656
Purchase of Series C units in connection with the December 2016 Equity Offering	(1,038)	275,300
Purchase of treasury stock		(743)	(16,951)
Other	(3,035)	(4,053)	(89)
Ending balance	2,878,503	2,487,820	1,909,395
Parent [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	2,040,851	1,551,853
Comprehensive income	499,103	278,296
Comprehensive income	499,103	278,296	228,418
Dividends and distributions	(136,367)	(139,433)
Issuance of additional PBFX common units		54,944
Grant of restricted shares	1,038	743
Exercise of PBF LLC options and warrants, net	(598)	886
Stock-based compensation	21,503	18,296
Purchase of Series C units in connection with the December 2016 Equity Offering	(1,038)	275,300
Purchase of treasury stock		(743)
Other	(2,081)	709
Ending balance	2,422,411	2,040,851	1,551,853
Noncontrolling interest - PBF Logistics LP [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	434,456	340,317
Less: Comprehensive income attributable to noncontrolling interests	51,073	39,840
Dividends and distributions	(44,636)	(33,714)
Issuance of additional PBFX common units		83,434
Grant of restricted shares	0	0
Exercise of PBF LLC options and warrants, net	0	0
Stock-based compensation	5,345	4,360
Purchase of Series C units in connection with the December 2016 Equity Offering	0	0
Purchase of treasury stock		0
Other	(954)	219
Ending balance	445,284	434,456	340,317
Noncontrolling Interest - PBF LLC [Member]
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance	12,513	17,225
Less: Comprehensive income attributable to noncontrolling interests	95	269
Dividends and distributions	(1,800)	0
Issuance of additional PBFX common units		0
Grant of restricted shares	0	0
Exercise of PBF LLC options and warrants, net	0	0
Stock-based compensation	0	0
Purchase of Series C units in connection with the December 2016 Equity Offering	0	0
Purchase of treasury stock		0
Other	0	(4,981)
Ending balance	10,808	12,513	$ 17,225
Collins Pipeline Company And T&M Terminal Company [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest in Limited Partnerships	$ 95	$ 269
T&M Terminal Company [Member] | Chalmette Refining [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	80.00%
Collins Pipeline Company [Member] | Chalmette Refining [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	80.00%